CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 30,186	$ 29,895
Time deposits	836	836
Restricted cash	3,226	3,171
Digital assets	52,111	45,958
Trade and other receivables	12,246	16,625
Income tax recoverable	57	141
Collateral receivables	8,534	3,407
Amounts due from related parties	60,081	32,341
Financial assets at fair value through profits or loss	13,647	22,084
Crypto assets loan receivables	57,788	42,141
Derivative financial instruments		316
Current assets	238,712	196,915
Assets classified as held for sale	10	17
Total current assets	238,722	196,932
Non-current assets
Property, plant and equipment	291	97
Intangible assets	2,720	2,949
Goodwill	53,136	53,136
Right-of-use assets	1,124	1,484
Investment accounted for using equity method	70	90
Financial assets at fair value through profits or loss	1,450	1,189
Other receivables	528	495
Deferred tax assets	7	7
Total non-current assets	59,326	59,447
Total assets	298,048	256,379
Current liabilities
Trade and other payables	11,192	13,427
Collateral payables	75,558	10,941
Contract liabilities	8,232	8,575
Liabilities due to customers	49,624	61,351
Amounts due to related parties	47,723	48,031
Derivative financial instruments		316
Lease liabilities	874	867
Income tax payable	438	513
Current liabilities	193,641	144,021
Liabilities classified as held for sale	1,265	1,277
Total current liabilities	194,906	145,298
Non-current liabilities
Lease liabilities	274	722
Accrued liabilities	47	47
Total non-current liabilities	321	769
Total liabilities	195,227	146,067
Equity
Share capital	424	424
Share premium	90,540	90,540
Treasury shares	(5,780)	(903)
Other reserves	53,010	53,390
Accumulated losses	(35,373)	(33,139)
Total equity	102,821	110,312
Total equity and liabilities	$ 298,048	$ 256,379